SHARE-BASED PAYMENT - Share Options Activity (Details) - 2015 and 2018 Plans - Share options $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares shares
Share number
Outstanding at beginning of year	16,798,153
Granted (in shares)	1,492,332
Exercised	(4,357,100)
Canceled and forfeited	(1,105,682)
Outstanding at end of year	12,827,703
Exercisable	7,904,689
Expected to vest	4,923,014
Weighted average exercise price per option
Outstanding at beginning of year (in USD per share) | $ / shares	$ 0.07
Cancelled and forfeited (in USD per share) | $ / shares	0.45
Outstanding at end of year (in USD per share) | $ / shares	0.05
Exercisable (in USD per share) | $ / shares	$ 0.08
Weighted-average remaining exercise contractual life (years)
Outstanding	7 years 3 months 3 days
Exercisable	6 years 8 months 1 day
Excepted to vest	8 years 2 months 15 days
Aggregate intrinsic value
Outstanding | $	$ 4,389
Exercisable | $	2,604
Expected to vest | $	$ 1,784